Schedule of Investments (unaudited)	iShares® U.S. Industrials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 12.5%
Axon Enterprise Inc.(a)(b)	22,069	$4,105,275
Boeing Co. (The)(a)	187,580	42,483,118
BWX Technologies Inc.	32,459	1,864,120
Curtiss-Wright Corp.	13,901	1,644,488
General Dynamics Corp.	78,118	15,313,472
HEICO Corp.	14,386	1,945,707
HEICO Corp., Class A	25,118	3,046,562
Hexcel Corp.(a)	28,634	1,558,262
Howmet Aerospace Inc.(a)	133,390	4,377,860
Huntington Ingalls Industries Inc.	13,680	2,806,178
L3Harris Technologies Inc.	69,942	15,858,649
Lockheed Martin Corp.	83,454	31,017,348
Mercury Systems Inc.(a)	19,053	1,257,498
Northrop Grumman Corp.	51,088	18,545,966
Raytheon Technologies Corp.	516,989	44,952,194
Teledyne Technologies Inc.(a)	15,839	7,171,424
Textron Inc.	77,077	5,319,084
TransDigm Group Inc.(a)	18,731	12,008,257
		215,275,462
Air Freight & Logistics — 5.0%
CH Robinson Worldwide Inc.	45,455	4,053,222
Expeditors International of Washington Inc.	57,683	7,397,845
FedEx Corp.	83,306	23,321,515
United Parcel Service Inc., Class B	246,814	47,230,327
XPO Logistics Inc.(a)	34,671	4,808,521
		86,811,430
Building Products — 4.8%
A O Smith Corp.	46,086	3,241,228
Allegion PLC	30,815	4,209,329
Armstrong World Industries Inc.	16,346	1,768,310
Carlisle Companies Inc.	17,810	3,601,895
Carrier Global Corp.	278,732	15,399,943
Fortune Brands Home & Security Inc.	47,253	4,605,750
Johnson Controls International PLC	244,735	17,478,974
Lennox International Inc.	11,735	3,865,861
Masco Corp.	86,600	5,170,886
Owens Corning	35,645	3,427,623
Trane Technologies PLC	81,599	16,614,372
Trex Co. Inc.(a)	39,374	3,823,216
		83,207,387
Chemicals — 1.4%
Sherwin-Williams Co. (The)	81,675	23,769,875

Commercial Services & Supplies — 2.9%
ADT Inc.	52,275	548,365
Cimpress PLC(a)	6,695	684,564
Cintas Corp.	30,113	11,869,942
Clean Harbors Inc.(a)	17,073	1,621,935
MSA Safety Inc.	12,434	2,045,144
Republic Services Inc., Class A	71,850	8,504,166
Stericycle Inc.(a)	31,362	2,212,589
Tetra Tech Inc.	18,442	2,462,376
Waste Management Inc.	132,510	19,645,933
		49,595,014
Construction & Engineering — 0.8%
AECOM(a)	50,170	3,158,703
EMCOR Group Inc.	18,670	2,274,193
MasTec Inc.(a)	19,266	1,950,297
Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	47,546	$4,321,932
Valmont Industries Inc.	7,233	1,713,859
		13,418,984
Construction Materials — 1.0%
Eagle Materials Inc.	14,464	2,044,052
Martin Marietta Materials Inc.	21,289	7,734,294
Vulcan Materials Co.	45,279	8,149,767
		17,928,113
Containers & Packaging — 3.3%
Amcor PLC	526,093	6,081,635
AptarGroup Inc.	22,425	2,891,031
Avery Dennison Corp.	28,331	5,968,775
Ball Corp.	112,006	9,059,045
Berry Global Group Inc.(a)	46,030	2,959,269
Crown Holdings Inc.	46,030	4,591,953
Graphic Packaging Holding Co.	96,975	1,859,011
International Paper Co.	133,543	7,713,444
Packaging Corp. of America	32,405	4,585,307
Sealed Air Corp.	51,862	2,943,168
Silgan Holdings Inc.	26,742	1,083,586
Sonoco Products Co.	34,407	2,194,823
Westrock Co.	90,801	4,468,317
		56,399,364
Electrical Equipment — 5.2%
Acuity Brands Inc.	12,241	2,146,827
AMETEK Inc.	78,788	10,955,471
Array Technologies Inc.(a)	36,801	498,286
Eaton Corp. PLC	135,977	21,491,165
Emerson Electric Co.	204,623	20,644,415
EnerSys	14,682	1,448,526
Generac Holdings Inc.(a)	21,481	9,008,272
Hubbell Inc.	18,551	3,718,733
nVent Electric PLC	57,125	1,805,721
Regal Beloit Corp.	13,909	2,047,822
Rockwell Automation Inc.	39,609	12,176,599
Sensata Technologies Holding PLC(a)	53,945	3,162,256
Shoals Technologies Group Inc., Class A(a)(b)	31,667	921,193
		90,025,286
Electronic Equipment, Instruments & Components — 5.5%
Amphenol Corp., Class A	203,928	14,782,741
Arrow Electronics Inc.(a)	25,348	3,005,512
Avnet Inc.	33,734	1,393,889
Cognex Corp.	60,270	5,449,011
Coherent Inc.(a)	8,382	2,061,469
Corning Inc.	264,362	11,066,193
IPG Photonics Corp.(a)	12,251	2,672,678
Itron Inc.(a)	15,404	1,519,143
Jabil Inc.	45,693	2,720,561
Keysight Technologies Inc.(a)	62,857	10,343,119
Littelfuse Inc.	8,357	2,222,878
National Instruments Corp.	44,973	1,983,759
TE Connectivity Ltd.	112,682	16,617,215
Trimble Inc.(a)	85,635	7,321,793
Vontier Corp.	57,338	1,854,884
Zebra Technologies Corp., Class A(a)	18,266	10,091,600
		95,106,445
Industrial Conglomerates — 8.7%
3M Co.	197,807	39,153,918
General Electric Co.	2,995,512	38,791,880

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	237,001	$55,408,464
Roper Technologies Inc.	35,910	17,644,019
		150,998,281
IT Services — 21.1%
Accenture PLC, Class A	216,896	68,903,521
Affirm Holdings Inc.(a)(b)	17,116	963,973
Automatic Data Processing Inc.	145,197	30,437,647
Broadridge Financial Solutions Inc.	39,627	6,874,888
Concentrix Corp.(a)(b)	14,241	2,331,679
Euronet Worldwide Inc.(a)	18,015	2,572,902
Fidelity National Information Services Inc.	211,609	31,540,322
Fiserv Inc.(a)	203,232	23,394,036
FleetCor Technologies Inc.(a)	28,433	7,341,969
Genpact Ltd.	59,432	2,960,308
Global Payments Inc.	100,738	19,483,737
Jack Henry & Associates Inc.	25,337	4,410,918
Maximus Inc.	20,906	1,860,634
Paychex Inc.	109,445	12,457,030
PayPal Holdings Inc.(a)	400,841	110,443,721
Square Inc., Class A(a)(b)	133,755	33,072,261
Western Union Co. (The)	139,959	3,248,448
WEX Inc.(a)	15,261	2,895,470
		365,193,464
Life Sciences Tools & Services — 0.4%
PerkinElmer Inc.	38,239	6,968,293

Machinery — 13.8%
AGCO Corp.	21,025	2,777,613
Allison Transmission Holdings Inc.	37,374	1,491,596
Caterpillar Inc.	186,916	38,644,883
Colfax Corp.(a)	40,257	1,846,991
Crane Co.	17,013	1,654,174
Cummins Inc.	49,888	11,579,005
Deere & Co.	106,436	38,486,193
Donaldson Co. Inc.	42,959	2,843,456
Dover Corp.	49,111	8,207,430
Flowserve Corp.	44,311	1,865,050
Fortive Corp.	115,520	8,393,683
Gates Industrial Corp. PLC(a)	22,898	414,683
Graco Inc.	57,823	4,514,820
IDEX Corp.	25,919	5,875,578
Illinois Tool Works Inc.	98,087	22,233,380
Ingersoll Rand Inc.(a)	127,383	6,225,207
ITT Inc.	29,396	2,878,162
Lincoln Electric Holdings Inc.	20,239	2,821,924
Middleby Corp. (The)(a)	18,918	3,622,608
Nikola Corp.(a)(b)	48,549	576,277
Nordson Corp.	18,452	4,172,551
Oshkosh Corp.	23,420	2,799,861
Otis Worldwide Corp.	137,657	12,327,184
PACCAR Inc.	118,456	9,830,663
Parker-Hannifin Corp.	44,048	13,744,298
Pentair PLC	56,706	4,177,531
Snap-on Inc.	18,444	4,020,423
Timken Co. (The)	23,335	1,855,133
Toro Co. (The)	36,513	4,152,989
Westinghouse Air Brake Technologies Corp.	60,632	5,145,838
Woodward Inc.	20,030	2,434,847
Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	61,438	$7,731,972
		239,346,003
Marine — 0.1%
Kirby Corp.(a)	20,520	1,188,313

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	34,883	1,933,913

Professional Services — 3.9%
ASGN Inc.(a)	18,164	1,836,925
Booz Allen Hamilton Holding Corp., Class A	46,204	3,964,765
CACI International Inc., Class A(a)(b)	8,040	2,146,358
Clarivate PLC(a)	89,793	2,047,280
Dun & Bradstreet Holdings Inc.(a)(b)	46,771	980,320
Equifax Inc.	41,535	10,824,021
FTI Consulting Inc.(a)(b)	11,634	1,695,074
Insperity Inc.	12,273	1,215,641
Jacobs Engineering Group Inc.	44,427	6,008,752
KBR Inc.	48,278	1,868,359
Leidos Holdings Inc.	45,307	4,821,571
ManpowerGroup Inc.	18,689	2,216,142
Nielsen Holdings PLC	122,339	2,898,211
Robert Half International Inc.	38,419	3,773,130
Science Applications International Corp.	19,824	1,730,635
TransUnion	65,268	7,836,076
TriNet Group Inc.(a)	13,453	1,116,330
Verisk Analytics Inc., Class A	55,317	10,506,911
		67,486,501
Road & Rail — 7.1%
CSX Corp.	775,329	25,058,633
JB Hunt Transport Services Inc.	28,513	4,803,015
Kansas City Southern	31,031	8,310,102
Knight-Swift Transportation Holdings Inc.	41,646	2,069,390
Landstar System Inc.	13,064	2,051,048
Norfolk Southern Corp.	85,392	22,016,619
Old Dominion Freight Line Inc.	32,441	8,731,495
Union Pacific Corp.	226,686	49,589,830
		122,630,132
Trading Companies & Distributors — 2.1%
Air Lease Corp.	36,403	1,542,031
Applied Industrial Technologies Inc.	13,189	1,183,053
Fastenal Co.	195,989	10,734,318
MSC Industrial Direct Co. Inc., Class A	16,070	1,432,962
SiteOne Landscape Supply Inc.(a)(b)	15,169	2,651,238
United Rentals Inc.(a)	24,708	8,142,521
Univar Solutions Inc.(a)	58,148	1,426,952
Watsco Inc.	11,221	3,169,259
WW Grainger Inc.	14,953	6,647,805
		36,930,139
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	25,148	993,346

Total Common Stocks — 99.8%
(Cost: $1,358,715,992)		1,725,205,745

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	9,718,708	9,723,567

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,422,000	$3,422,000
		13,145,567

Total Short-Term Investments — 0.7%
(Cost: $13,143,870)		13,145,567

Total Investments in Securities — 100.5%
(Cost: $1,371,859,862)		1,738,351,312

Other Assets, Less Liabilities — (0.5)%		(9,248,073)

Net Assets — 100.0%		$1,729,103,239

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,612,573	$—		$(14,889,029	)(a)	$(1,643)	$1,666	$9,723,567	9,718,708	$13,789	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,952,000	1,470,000	(a)	—		—	—	3,422,000	3,422,000	46		—
						$(1,643)	$1,666	$13,145,567		$13,835		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	29	09/17/21	$3,012	$8,807
S&P Select Sector Technology E-Mini Index	4	09/17/21	618	34,291
				$43,098

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
July 31, 2021

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,725,205,745	$—	$—	$1,725,205,745
Money Market Funds	13,145,567	—	—	13,145,567
	$1,738,351,312	$—	$—	$1,738,351,312
Derivative financial instruments(a)
Assets
Futures Contracts	$43,098	$—	$—	$43,098

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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